Ordinary Shares - Additional Information (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Ordinary shares, shares authorized	405,462,685	405,462,685
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	91,304,327	91,169,327
Ordinary shares, shares outstanding	91,304,327	91,169,327